IMPAIRMENT OF LONG-LIVED ASSETS (Tables)	12 Months Ended
Dec. 31, 2017
IMPAIRMENT OF LONG-LIVED ASSETS
Schedule of impairment of long-lived assets

	Years Ended December 31,
	2017	2016	2015
North America	$—	$1	$—
South America	4	1,002	44
Australia	6	—	—
Africa	—	—	6
Corporate and Other	4	—	6
	$14	$1,003	$56